NOTE 16 - Financial instruments and risk management: Schedule of Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Fair value of financial assets and liabilities

The fair value of the Company's current financial assets and liabilities approximates their carrying amounts as their maturity date is less than 1 year and they do not bear a fixed interest rate.

Reconciliation of fair value measurements that are categorized within Level 3 of the fair value hierarchy:

Derivative liability - Warrants	2024	2023
Balance as of January 1	526	-
Issuance of Warrants*	-	291
Exercise of Warrants	-	-
Loss (income) recognized in Profit or loss	408	235
Reclassification as an equity instrument (Note 9)	(934)	-
Balance as of December 31	-	526

Convertible loan	2024	2023
Balance as of January 1	20,533	8,549
Issuance of Convertible loan	-	13,517
Conversion of convertible loans	(22,822)	(2,557)
Loss recognized in Profit or loss	3,503	1,024
Repayment of principal and accrued interest	(693)	-
Reclassification into Loans	(521)	-
Balance as of December 31	-	20,533

*Recognized in profit and loss